Subsequent Events (Narrative) (Detail) - Subsequent Event ¥ / shares in Units, ¥ in Millions, $ in Billions	Dec. 01, 2022 JPY (¥) shares	Dec. 01, 2022 USD ($) shares	Nov. 30, 2022 JPY (¥) shares	Nov. 30, 2022 USD ($) shares	Nov. 14, 2022 JPY (¥) ¥ / shares shares	Dec. 01, 2022 USD ($)
Subsequent Event [Line Items]
Number of shares authorized to be repurchased (in shares)					300,000,000
Stock repurchase program, authorized amount | ¥					¥ 150,000
Treasury stock, shares retired (in shares)			418,926,300	418,926,300
MUFG Union Bank | MUAH
Subsequent Event [Line Items]
Dividends			¥ 628,700	$ 4.6
Common Stock
Subsequent Event [Line Items]
Dividends payable (in Yen per share) | ¥ / shares					¥ 16.0
Dividends payable, total amount | ¥					¥ 197,131
Shares repurchased as % of total shares					2.40%
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank | MUAH
Subsequent Event [Line Items]
Proceeds from divestiture of subsidiaries	¥ 754,000	$ 5.5
Contingent consideration receivable	¥ 479,800					$ 3.5
Contingent consideration period	5 years	5 years
Value of consideration received including dividends	¥ 2,138,600					$ 15.6
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank | USB Common Stock | MUAH
Subsequent Event [Line Items]
Consideration received (in shares)	44,000,000	44,000,000
Value of consideration received	¥ 276,100	$ 2.0
Interest acquired	3.00%	3.00%